Intangible Assets, Net (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Intangible Assets, Net [Abstract]
September 30, 2018	$ 20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
September 30, 2022	20
Thereafter	447
Total	$ 527	$ 509